RIGHT OF USE ASSETS (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
RIGHT-OF-USE ASSETS
Right of use Assets Beginning Balance	$ 3,169,655	$ 2,539,670
Additions During the Year	2,227,188	963,489
Acquisition of a subsidiary		101,333
Depreciation for the year	(782,847)	(434,837)
Impairment of right of use assets	(183,693)
Foreign Exchange Translation	21,082
Right of use Assets ending Balance	$ 4,451,385	$ 3,169,655